Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 9 – Subsequent Events
Subsequent to December 31, 2022, on January 11, 2023, the Company entered into various agreements and the shareholders took various actions resulting in a change of control of the Company, redemption of Class A ordinary shares an extension of date to complete a Business Combination and certain additional financing including:
Investment Agreement and Change in Control
On January 13, 2023, the Company, entered into an Investment Agreement (the “Investment Agreement”) with the Sponsor and Endurance Global Partner II, LLC, a Delaware limited liability company (the “Investor”), pursuant to which the Investor will contribute to the Sponsor an aggregate amount in cash equal up to $3,000,000 (the “Investment Contribution”), which amount will be loaned to the Company in accordance with the Promissory Note (as defined below) (the “Investment Loan”), in consideration for which, the Sponsor shall issue to the Investor interests in certain equity securities of the Company.
In connection with the closing of the transactions contemplated by the Investment Agreement, the Sponsor has transferred control of the Sponsor to affiliates of Antarctica Capital Partners, LLC.
The Investment Agreement contains customary representations and warranties of the parties and is qualified in the entirety by reference to the text of such document, which is filed as Exhibit 10.1 to the Form
8-K
filed on January 18, 2023.
Further, on January 13, 2023, Paul J. Zepf, Pano Anthos, Andrew Cook, James McCann and Jay Ripley tendered their resignations as directors of the Company. Additionally, Paul J. Zepf and David Apseloff resigned as officers of the Company. There was no known disagreement with any of the outgoing directors or officers on any matter relating to the Company’s operations, policies or practices.
Also on January 13, 2023, Chandra R. Patel was appointed Chief Executive Officer and Chairman of the board, Richard C. Davis was appointed President, Jarett Goldman was appointed Chief Financial Officer and Graeme Shaw was appointed Chief Technology Officer.
Further, as a result of recent departures from the board, each of the audit committee, compensation committee, and nominating and corporate governance committee currently consists of the following members:

1.	Audit Committee: Gary DiCamillo as Chairman; Claudia Hollingsworth and William Kerr as members.

2.	Compensation Committee: William Kerr as Chairman; Claudia Hollingsworth as member.

3.	Nominating and Corporate Governance Committee: William Kerr as Chairman; Claudia Hollingsworth as member.
The Sponsor has agreed to lend to the Company the funds required to pay expenses incurred by the Company and reasonably related to the costs and expenses of facilitating the extension of the term of the Company.
Letter Agreement
On January 13, 2023, the Company, the Sponsor, and certain officers and directors of the Company (the “Insiders,” and together with the Sponsor, the “Letter Agreement Parties”) entered into an amendment to the Letter Agreement, dated January 11, 2021 (the “Letter Agreement”), to allow the Sponsor to transfer its holdings in the Company, directly or indirectly, to affiliate(s) of Antarctica Capital Partners, LLC prior to the expiration of the applicable lock-up (the “Letter Agreement Amendment”). In connection with the resignation of certain Insiders (as described below), the Letter Agreement Parties agreed that all Insiders that have resigned from their positions as officers and/or directors of the Company shall no longer be parties to the Letter Agreement.
The text of the Letter Agreement Amendment is filed as Exhibit 10.2 to the Form
8
-K
filed on January 11, 2023.
Extension Meeting Promissory Note
As disclosed in the definitive proxy statement filed by the Company with the SEC on December 23, 2022 (the “Proxy Statement”), relating to the extraordinary general meeting of shareholders of the Company (the
“Extension Meeting”), the Sponsor agreed that if the Extension Amendment Proposal (as defined below) is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will contribute to the Company as a loan, within ten (10) business days of the date of the Extension Meeting, $450,000, to be deposited into the Trust Account. In addition, in the event the Company does not consummate an initial business combination by the Articles Extension Date (as defined below), the Lender may contribute to the Company $150,000 as a loan to be deposited into the Trust Account for each of nine one-month
extensions following the Articles Extension Date. At the election of the Payee, all or a portion of the unpaid principal amount of the Note may be converted into Warrants, at a price of $1.50 per warrant, each warrant exercisable for one Class A ordinary share, $0.0001 par value per share, of the Company. The Warrants shall be identical to the private placement warrants issued to the Sponsor at the time of the Company’s initial public offering.
On January 3, 2023, the Company issued a promissory note (the “January 3, 2023 Note” or “January 3, 2023 Notes payable – related party”) in the principal amount of up to $250,000 to its Sponsor. The January 3, 2023 Note was issued in connection with advances the Sponsor may make to the Company for expenses reasonably related to its business and the consummation of the Business Combination. The January 13, 2023 Note bears no interest and is due and payable upon the Business Combination. As of March 30, 2023, the outstanding principal balance under the note was $250,000.
Accordingly, on January 11, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $3,000,000 (the “Promissory Note”) to the Sponsor. The Sponsor funded the initial principal amount of $450,000 on January 11, 2023. The Promissory Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate a business combination, the Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any. The proceeds of the Promissory Note will be deposited in the Trust Account. Up to $1,750,000 of the total principal amount of the Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.50 per warrant, which warrants will be identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company. At the election of the Payee, all or a portion of the unpaid principal amount of the Note may be converted into Warrants, at a price of $1.50 per warrant, each warrant exercisable for one Class A ordinary share, $0.0001 par value per share, of the Company. The Warrants shall be identical to the private placement warrants issued to the Sponsor at the time of the Company’s initial public offering.
On January 13, 2023, the Company issued a promissory note (the “January 13, 2023 Note” or “January 13, 2023 Notes payable – related party”) in the principal amount of up to $3,000,000 to its Sponsor. The January 13, 2023 Note was issued in connection with advances the Sponsor may make to the Company for contributions to the Trust Account in connection with the Extension and other expenses reasonably related to its business and the consummation of the Business Combination. The January 13, 2023 Note bears no interest and is due and payable upon the Business Combination. As of March 30, 2023, the outstanding principal balance under the note was $675,000.
The promissory notes are filed as Exhibit 10.5 to the Form
S-1
filed on December 21, 2020 and Exhibit 10.6 and 10.7 to the Form
8-K
filed on January 18, 2023.
Working Capital Promissory Note
On January 13, 2023, the Company and the Sponsor entered into an amendment to the promissory note dated August 1, 2022 (the “Working Capital Promissory Note”), to extend the maturity date of the Working Capital
Promissory Note to the earlier of (i) the Termination Date, (ii) the consummation of a business combination of the Company and (iii) the liquidation of the Company.
The Working Capital Promissory Note is filed as Exhibit 10.4 to the Form
8-K
filed on January 18, 2023.
Amendments to Memorandum and Articles of Association
On January 11, 2023, the Company held the Extension Meeting, and the shareholders of the Company approved the proposal to amend the Company’s amended and restated memorandum and articles of association (the “Articles Amendment”) to extend the date (the “Extension Date”) by which the Company has to consummate a business combination from January 14, 2023 (the “Original Termination Date”) to April 14, 2023 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis for up to nine times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until the Termination Date, or a total of up to twelve months after the Original Termination Date, unless the closing of the Company’s initial business combination shall have occurred prior to such date (the “Extension Amendment Proposal”). The shareholders of the Company approved the Extension Amendment Proposal at the Extension Meeting and on January 11, 2023, in connection with that vote, the holders of 26,068,281 Class A ordinary shares of the Company properly exercised their right to redeem their shares for an aggregate price of approximately $10.167 per share, for an aggregate redemption amount of approximately $265,050,166. After the satisfaction of such redemptions, the balance in the Trust Account was approximately $40,425,891.61. On January 11, 2023, the Company filed the Articles Amendment with the Registrar of Companies of the Cayman Islands.
A copy of the Articles Amendment is attached as Exhibit 3.1 to the Form
8-K
filed on January 18, 2023.